DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

February 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS GNMA Fund, DWS High Income Fund, DWS Global High Income Fund, DWS Short Duration Fund, DWS Fixed Income Opportunities Fund, DWS Multisector Income Fund and DWS Short Duration High Income Fund (collectively, the “Funds”) (formerly Deutsche GNMA Fund, Deutsche High Income Fund, Deutsche Global High Income Fund, Deutsche Short Duration Fund, Deutsche Fixed Income Opportunities Fund, Deutsche Multisector Income Fund and Deutsche Short Duration High Income Fund, respectively), each a series of Deutsche DWS Income Trust (the “Trust”) (formerly Deutsche Income Trust) (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 104 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 28, 2019.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.